Borrowings (Details 3) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 15,775,539	$ 6,879,572
NCN Class II due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	10,760,445	6,877,234
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	1,017,269	2,338
NCN Class IV due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 3,997,825